Intangible Assets, Net (Estimated Amortization Expense) (Details) (CNY) In Thousands, unless otherwise specified	Jun. 30, 2014
INTANGIBLE ASSETS, NET [Abstract]
2015	2,920
2016	1,567
2017	491
2018	11
2019	11